UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 128.3%

Alabama — 4.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$2,985	$3,116,549
6.13%, 06/01/19	1,500	1,568,100
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	386,907

		5,071,556
California — 17.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	500	507,385
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,150	1,255,765
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	720	813,298
2nd, 5.25%, 05/01/33	560	620,536
5.00%, 05/01/44	745	812,557
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	1,600	1,728,496
6.25%, 03/01/34	1,250	1,386,687
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,288,580
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,126,713
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,112,480
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,740	1,998,825
5.25%, 05/15/38	495	558,786
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,020	1,063,972
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,636,162

Security	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	$1,000	$1,149,320
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	490	552,666
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	426,418

		21,038,646
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	563,045
5.50%, 11/15/30	225	251,910
5.50%, 11/15/31	270	301,563
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,300	1,353,729

		2,470,247
Connecticut — 1.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	425	426,598
State of Connecticut, GO, Series A, 5.00%, 04/15/37	1,180	1,294,366

		1,720,964
Florida — 13.6%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	303,299
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	629,303
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,310,786
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,079,930
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	65	65,635
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	55	56,014
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,105,990

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department (continued):
Series A, 5.50%, 10/01/42	$2,125	$2,351,652
Series B, AMT, 6.00%, 10/01/26	590	674,972
Series B, AMT, 6.00%, 10/01/27	775	884,957
Series B, AMT, 6.25%, 10/01/38	310	358,648
Series B, AMT, 6.00%, 10/01/42	410	468,827
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	840,855
Water & Sewer System, Series B, 5.25%, 10/01/29	500	561,665
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,347,358
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,087,190
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	710	801,512

		15,928,593
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 08/01/25	250	277,880
5.25%, 08/01/26	810	895,763
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	1,000	1,101,600

		2,275,243
Illinois — 18.7%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,086,103
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	645	705,307
Series A, 5.75%, 01/01/39	125	135,502
Series C, 6.50%, 01/01/21(a)	3,680	4,090,136
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,400	1,434,272
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,070,200

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	$3,000	$3,138,630
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,439,501
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,050,340
5.25%, 12/01/43	1,190	1,232,971
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,555	1,718,353
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	480	512,674
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/47	110	116,268
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/50	55	57,918
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	940	1,033,953
6.00%, 06/01/21	270	300,991
State of Illinois, GO:
5.25%, 02/01/32	1,000	1,025,320
5.50%, 07/01/33	1,500	1,551,570
5.50%, 07/01/38	280	288,207

		21,988,216
Indiana — 4.1%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	840	860,739
5.50%, 01/01/38	3,470	3,547,971
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	400,249

		4,808,959
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	885	907,532
5.25%, 02/01/19	115	117,928

		1,025,460

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	$375	$385,489
Series A-2 (AGC), 6.00%, 01/01/19	160	164,475
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,116,040
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	805	834,334

		2,500,338
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	695,233
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 01/01/41	525	559,051
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	760	773,741

		2,028,025
Michigan — 2.7%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,795	1,883,978
6.25%, 07/01/36	5	5,230
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,265	1,291,793

		3,181,001
Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	460	471,555
6.50%, 11/15/38	2,540	2,603,246

		3,074,801

Security	Par (000)	Value
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	$1,190	$1,432,748
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	260	298,114

		1,730,862
Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB, SSM Health, Series A, 4.00%, 06/01/48	395	394,984

Nevada — 4.6%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	2,375	2,495,033
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	1,145	1,305,460
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	1,500	1,558,065

		5,358,558
New Jersey — 7.3%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,000	1,089,630
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	530	584,818
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	980	1,005,284
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	20	20,522
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,400	1,455,230
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,709,264

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/36	$395	$435,420
Series A, 5.00%, 06/01/46	1,255	1,354,986
Series A, 5.25%, 06/01/46	480	533,103
Sub-Series B, 5.00%, 06/01/46	315	330,504

		8,518,761
New York — 6.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,000	2,052,820
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,545	1,608,206
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	648,744
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,500	2,696,200

		7,005,970
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,664,190

Oklahoma — 1.2%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	440,884
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	915	975,646

		1,416,530
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	475	205,110

Pennsylvania — 1.6%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/32	360	404,226

Security	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	$485	$477,308
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	940	948,009

		1,829,543
Rhode Island — 0.4%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	485	483,982

South Carolina — 7.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,672,742
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/26	1,810	2,049,879
6.00%, 07/01/38	1,155	1,303,649
5.50%, 07/01/41	1,000	1,103,620
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	750	828,495
State of South Carolina Public Service Authority, RB, Santee Cooper, Series E, 5.50%, 12/01/53	40	43,620
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,795	1,919,322

		8,921,327
Texas — 18.5%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,032,681
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 08/15/41	1,210	1,264,728
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	950	983,706
6.00%, 05/15/19(a)	2,560	2,667,162
6.00%, 05/15/19(a)	1,945	2,026,418
6.00%, 11/15/35	140	146,007
6.00%, 11/15/36	110	114,720
5.38%, 11/15/38	50	51,717
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	265	273,104
6.50%, 07/01/37	835	858,555

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	$2,500	$2,840,350
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,046,963
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	825,637
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	2,750	3,043,563
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	1,000	1,101,310
Series K-1 (AGC), 5.75%, 01/01/19	1,400	1,436,386
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	420	466,523
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48(c)	905	1,028,895
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	563,635

		21,772,060
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	380	411,662
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,000	1,027,360

		1,439,022
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,000	1,085,860
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	725	787,248

		1,873,108

Security	Par (000)	Value
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	$270	$269,233
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	697,719

		966,952

Total Municipal Bonds — 128.3% (Cost — $142,467,615)		150,693,008

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 5.8%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,050	2,272,261
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,520	1,577,099
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,565	2,923,091

		6,772,451

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$1,216	$1,350,973

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35(a)(e)	759	772,457

Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,531,890

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,024,949

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,570	1,619,337

Illinois — 0.9%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,100,483

Nevada — 7.3%
County of Clark Nevada Water Reclamation District, GO(a):
Limited Tax, 6.00%, 07/01/38	2,010	2,024,080
Series B, 5.50%, 07/01/29	1,994	2,075,660
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,200	4,533,228

		8,632,968
New Jersey — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,410	1,433,316
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	1,000	1,040,083

		2,473,399

Security	Par (000)	Value
New York — 15.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 06/15/44	$2,998	$3,297,720
Series FF-2, 5.50%, 06/15/40	1,095	1,138,928
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,000	1,022,325
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	1,000	1,091,452
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,360	2,658,558
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,268,356
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,770	1,958,602
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/38(a)	3,250	3,346,541

		17,782,482
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,894,928

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	1,853,206

Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/31(a)(e)	2,609	2,674,448

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,005	1,042,003

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	$1,668	$1,972,351

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.5% (Cost — $52,406,189)		53,498,325

Total Long-Term Investments — 173.8% (Cost — $194,873,804)		204,191,333

Security	Shares	Value
Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	1,888,370	$1,888,370

Total Short-Term Securities (Cost — $1,888,370) — 1.6%		1,888,370

Total Investments — 175.4% (Cost — $196,762,174)		206,079,703
Liabilities in Excess of Other Assets — (1.4)%		(1,675,099)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.9)%		(30,383,633)
VMTP Shares at Liquidation Value — (48.1)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$117,520,971

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 6, 2018 to January 1, 2026, is $5,779,796.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	623,916	1,264,454	1,888,370	$1,888,370	$6,020	$(204)	$(62)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	17	06/20/18	$2,034	$11,851
Long U.S. Treasury Bond	18	06/20/18	2,589	1,529
5-Year U.S. Treasury Note	12	06/29/18	1,362	6,900

				$20,280

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Investment Quality Fund (MFT)

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$204,191,333	$—	$204,191,333
Short-Term Securities	1,888,370	—	—	1,888,370

	$1,888,370	$204,191,333	$—	$206,079,703

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$20,280	$—	$—	$20,280

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(30,263,699)	$—	$(30,263,699)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(86,763,699)	$—	$(86,763,699)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 18, 2018